Accounts receivable, net	12 Months Ended
Dec. 31, 2017
Disclosure Of Accounts Receivable, Net [Abstract]
Disclosure of trade and other receivables [text block]
(9)	Accounts receivable, net

As of December 31, 2017, 2016 and 2015, accounts receivable are as follows:

	December 31,
	2017	2016	2015
Trade receivables	$2,673,705	2,482,077	1,867,104
Allowance for doubtful accounts	(96,900)	(97,400)	(81,641)
Other receivables	22,403	140,265	76,787
Government grant	-	-	40
Income tax receivable	57,186	115,428	143,517
Recoverable value-added tax and other recoverable taxes	970,484	988,774	527,620
	$3,626,878	3,629,144	2,533,427

Past-due but not impaired portfolio

Below is a classification of trade accounts receivable according to their aging as of the reporting date, which has not been subject to impairment:

	December 31,
	2017	2016	2015
Past due 0 to 60 days	200,413	164,458	129,315
Past due by more than 60 days	6,190	3,395	3,443
	$206,603	167,853	132,758

The Company believes that non-impaired amounts that are past-due by more than 60 days can still be collected, based on the historical behavior of payments and analysis of credit ratings of customers.

Reconciliation of movements in allowance for doubtful accounts

	2017	2016	2015
Balance as of January 1	$(97,400)	(81,641)	(76,793)
Increase in allowance	(14,800)	(18,405)	(17,179)
Amounts written off	15,287	2,818	12,454
Currency translation effect	13	(172)	(123)
Balance as of December 31,	$(96,900)	(97,400)	(81,641)

As of December 31, 2017, 2016 and 2015 the Company has receivables in legal proceedings (receivables for which legal counsel is seeking recoverability) of $141,636, $130,290 and $103,057, respectively.

To determine the recoverability of an account receivable, the Company considers any change in the credit quality of the account receivable from the date of authorization of the credit line to the end of the reference period. In addition, the Company estimates that the credit risk concentration is limited as the customer base is very large and there are no related party receivables or receivables from entities under common control.